24. Condensed Parent Company Financial Statements (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet
CONDENSED BALANCE SHEETS
	2016	2015
ASSETS
Cash	$224	$14
Other investments	102	102
Equity in subsidiary	53,412	53,444
Other assets	20	—

Total Assets	$53,758	$53,560

STOCKHOLDERS’ EQUITY	$53,758	$53,560

Condensed Income Statement
CONDENSED STATEMENTS OF INCOME
	2016	2015

Interest and dividend income	$4	$4
Other income	—	—
Interest expense	—	—
Operating expense	(86)	(95)
	(82)	(91)

Income tax benefit	27	31
Equity in undistributed earnings of subsidiary	67	1,397

Net income	$12	$1,337

Condensed Cash Flow Statement
CONDENSED STATEMENTS OF CASH FLOWS
	2016	2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$12	$1,337
Adjustments to reconcile net income to net cash Used in operating activities:
Restricted stock expense	55	—
Equity in undistributed earnings of subsidiary	(67)	(1,397)
(Increase) decrease in other assets	(50)	43
Increase (decrease) in other liabilities	—	—

Net cash used in operating activities	(50)	(17)

CASH FLOWS FROM INVESTING ACTIVITIES:

Capital contributed to subsidiary bank	(850)	(300)

Net cash (used in) investing activities	(850)	(300)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	—	—
Issuance of Common Stock	1,110	—
Issuance of Preferred Stock	—	—
Redemption of capital securities	—	—

Net cash provided by financing activities	1,110	—

Net increase (decrease) in cash and cash equivalents	210	(317)

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	14	331

CASH AND CASH EQUIVALENTS AT END OF YEAR	$224	$14